Financial Instruments (Narrative) (Details) - Level 3 [Member] - Put options on foreign currency [Member]	12 Months Ended
Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Equity investment	12.00%
Lack of marketability	15.10%
Average volatility	45.60%
Remaining contractual term of put option	2.26